Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Provision for income taxes
The provision for income taxes has been computed as follows:

	Years Ended December 31
	2024	2023
Net income (loss) before income taxes	$373,290	$(516,582)
Expected income taxes at the statutory rate of 24.38% (2023 – 24.64%) (1)	91,008	(127,286)
Increase (decrease) in income taxes resulting from:
Effect of foreign exchange	19,354	(2,089)
Effect of change in statutory rates (2)	8,287	—
Effect of rate adjustments for foreign jurisdictions	(8,187)	5,062
Effect of change in deferred tax benefit not recognized (3)	(6,349)	6,347
Effect of internal debt restructuring (4)	—	(186,460)
Repatriation and related taxes	24,914	13,565
Adjustments, assessments and other	7,666	7,635
Income tax expense (recovery)	$136,693	$(283,226)
(1)The expected income tax rate decreased due to changes in the provincial apportionment of Canadian income.
(2)On December 11, 2024, Luxembourg enacted a reduction of the statutory corporate income tax rate to 23.87% from 24.94%, applicable to tax years beginning on January 1, 2025. This change resulted in a deferred tax expense in 2024 on the deferred tax assets of Baytex's Luxembourg subsidiary.
(3)A deferred tax asset of $31.8 million remains unrecognized due to uncertainty surrounding future capital gains (December 31, 2023 - $40.4 million). The unrecognized deferred income tax asset relates to realized and unrealized foreign exchange losses arising from the repayment of previously issued U.S. dollar denominated long-term notes and from the translation of U.S. dollar denominated long-term notes currently outstanding.
(4)A deferred income tax asset has been recognized immediately after the closing of the Ranger acquisition due to effects of the transaction structuring.

Continuity of net deferred income tax liability
A continuity of the net deferred income tax asset or liability is detailed in the following tables:

As at	January 1, 2024	Recognized in Net Income	Foreign Currency Translation Adjustment	December 31, 2024
Taxable temporary differences:
Petroleum and natural gas properties	$(706,101)	$(100,286)	$(41,934)	$(848,321)
Financial derivatives	(2,738)	(3,096)	—	(5,834)
Other	(13,046)	(1,434)	(119)	(14,599)
Deductible temporary differences:
Asset retirement obligations	150,856	1,138	1,811	153,805
Non-capital losses (1)(2)	647,561	(44,671)	45,452	648,342
Finance costs	115,280	33,422	7,556	156,258
Net deferred income tax asset (liability) (3)	$191,812	$(114,927)	$12,766	$89,651
(1)Non-capital loss carry-forwards at December 31, 2024 totaled $3.3 billion, of which $1.8 billion will expire from 2032 to 2043, and $1.5 billion does not have an expiry date.
(2)A deferred income tax asset of $178.2 million has been recognized in respect of non-capital losses of a wholly owned financing subsidiary of Baytex; which losses will be offset against future interest income to be earned as a result of an internal debt restructuring.
(3)The net deferred income tax asset as at December 31, 2024 is comprised of a deferred income tax asset of $178.2 million and a deferred income tax liability of $88.6 million.

As at	January 1, 2023	Recognized in Net Loss	Business Combination	Foreign Currency Translation Adjustment	December 31, 2023
Taxable temporary differences:
Petroleum and natural gas properties	$(807,514)	$200,623	$(111,131)	$11,921	$(706,101)
Financial derivatives	(2,506)	4,506	(4,738)	—	(2,738)
Other	(20,951)	8,225	—	(320)	(13,046)
Deductible temporary differences:
Asset retirement obligations	145,275	(873)	6,575	(121)	150,856
Non-capital losses (1)(2)	416,131	79,343	156,385	(4,298)	647,561
Finance costs	60,951	5,805	53,761	(5,237)	115,280
Net deferred income tax (liability) asset (3)	$(208,614)	$297,629	$100,852	$1,945	$191,812
(1)Non-capital loss carry-forwards at December 31, 2023 totaled $3.2 billion, of which $2.6 billion will expire from 2033 to 2040, and $575.7 million does not have an expiry date.
(2)    A deferred income tax asset of $213.1 million has been recognized in respect of non-capital losses of a wholly owned financing subsidiary of Baytex; which losses will be offset against future interest income to be earned as a result of an internal debt restructuring.
(3)     The net deferred income tax asset as at December 31, 2023 is comprised of a deferred income tax asset of $213.1 million and a deferred income tax liability of $21.3 million.